Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000031307 | U.S. Treasury Floating Rate NotesFR_91282CJU6
Holdings [Line Items]
Percent of Total Investments	11.60%
C000031307 | U.S. Treasury Floating Rate NotesFR_91282CGY1
Holdings [Line Items]
Percent of Total Investments	7.40%
C000031307 | U.S. Treasury Floating Rate NotesFR_91282CGF2
Holdings [Line Items]
Percent of Total Investments	7.30%
C000031307 | U.S. Treasury Floating Rate NotesFR_91282CHS3
Holdings [Line Items]
Percent of Total Investments	5.80%
C000031307 | U.S. Treasury Floating Rate NotesFR_91282CJD4
Holdings [Line Items]
Percent of Total Investments	5.70%
C000031307 | United States Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	61.50%
C000031307 | United States Agency Obligations
Holdings [Line Items]
Percent of Total Investments	24.20%
C000031307 | Commodity Indexed Structured Notes
Holdings [Line Items]
Percent of Total Investments	7.50%
C000031307 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.80%
C000218423 | U.S. Treasury Floating Rate NotesFR_91282CJU6
Holdings [Line Items]
Percent of Total Investments	11.60%
C000218423 | U.S. Treasury Floating Rate NotesFR_91282CGY1
Holdings [Line Items]
Percent of Total Investments	7.40%
C000218423 | U.S. Treasury Floating Rate NotesFR_91282CGF2
Holdings [Line Items]
Percent of Total Investments	7.30%
C000218423 | U.S. Treasury Floating Rate NotesFR_91282CHS3
Holdings [Line Items]
Percent of Total Investments	5.80%
C000218423 | U.S. Treasury Floating Rate NotesFR_91282CJD4
Holdings [Line Items]
Percent of Total Investments	5.70%
C000218423 | United States Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	61.50%
C000218423 | United States Agency Obligations
Holdings [Line Items]
Percent of Total Investments	24.20%
C000218423 | Commodity Indexed Structured Notes
Holdings [Line Items]
Percent of Total Investments	7.50%
C000218423 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.80%